FVM - Financial instruments not measured at fair value - Assets (Detail) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Carrying value
Cash and balances at central banks	SFr 102,262	SFr 92,800	SFr 87,775	SFr 87,775
Loans and advances to banks	15,518	13,284	13,673	13,693
Receivables from securities financing transactions	76,450	77,016	84,674	89,633
Cash collateral receivables on derivative instruments	24,937	24,271	23,434	23,434
Loans and advances to customers	320,569	318,394	312,602	320,659
Other financial assets measured at amortized cost	21,072	19,235	SFr 18,375	36,935
Fair Value
Financial assets, at fair value	356,135	347,438		316,353
Not measured at fair value
Carrying value
Cash and balances at central banks	102,300	92,800		87,800
Loans and advances to banks	15,500	13,300		13,700
Receivables from securities financing transactions	76,400	77,000		89,600
Cash collateral receivables on derivative instruments	24,900	24,300		23,400
Loans and advances to customers	320,600	318,400		320,700
Other financial assets measured at amortized cost	21,100	19,200		36,900
Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets, at fair value	102,300	92,800		87,800
Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets, at fair value	15,500	13,300		13,700
Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets, at fair value	76,400	77,000		89,600
Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets, at fair value	24,900	24,300		23,400
Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets, at fair value	321,100	319,200		322,100
Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets, at fair value	SFr 20,800	SFr 19,000		SFr 36,800